As filed with the Securities and Exchange Commission on February 13, 2020
Securities Act Registration No. 333-226900
Investment Company Act Reg. No. 811-23371

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	4	[X]

TIGERSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

3532 Muirwood Drive, Newtown Square, PA 19073
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (484) 816-7801

(Name and Address of Agent for Service) Harvard Business Services, Inc. 16192 Coastal Highway Lewes, Delaware 19958	Copy to: Messrs. David Foulke and Yang Xu Wealthn LLC 3532 Muirwood Drive Newton Square, PA 19073

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 3 hereby incorporates Parts A and B from the Fund’s PEA No. 2 on Form N-1A filed on January 24, 2020. This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 3 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newtown Square and Commonwealth of Pennsylvania, on February 13, 2020.

TIGERSHARES TRUST

By: /s/ Yang Xu
Yang Xu
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to its Registration Statement has been signed below on February 13, 2020, by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ Yang Xu	Trustee, President and Principal
Yang Xu	Executive Officer

/s/ David P. Foulke	Trustee, Vice President and
David P. Foulke	Principal Financial Officer

/s/ Robert W. Driscoll, Jr.*	Trustee
Robert W. Driscoll, Jr.

/s/ David W. Irwin*	Trustee
David W. Irwin

/s/ Andrew A. Smith*	Trustee
Andrew A. Smith

/s/ Chenyang Wei*	Trustee
Chenyang Wei

*/s/ Stacy L. Fuller
Stacy L. Fuller

* Attorney-in-Fact pursuant to powers of attorney dated September 27, 2018

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE